Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Principal accounting policies
Basis of presentation

(a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Consolidation

(b)Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Huya Technology and ultimately the Company hold all the variable interests of the VIE and has been determined to be the primary beneficiary of the VIE.

Use of estimates

(c)Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, related disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Actual results could differ materially from such estimates. The Company believes that the assessment of whether the Group acts as a principal or an agent in different revenue streams, the determination of estimated selling prices of multiple element revenue contracts, the valuation allowance for deferred tax assets and income tax, subsequent adjustment due to significant observable price change for the equity investments without readily determinable fair values and not accounted for by the equity method, impairment assessment of investments in equity securities without readily determinable fair value, fair value determination for available-for-sale debt investments, impairment assessment of goodwill, valuation of assets acquired and liabilities assumed in acquisition under common control and allowances for credit losses, represent significant accounting policies that reflect significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Acquisition

(d)Acquisition

(i)Business combination

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations” (“ASC 805”). Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the business acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as gain on bargain purchase. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the initially recorded balances of assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

(ii)Business combination under common control

The consolidated financial statements incorporate the financial information of a business that was acquired in 2023 from an entity that controls both the Group as well as the acquired business. Under U.S. GAAP this is considered a business combination under common control and the acquiring company’s (the Group’s) prior year financial statements have been adjusted to reflect the acquisition for all periods during which both entities were under common control (2022 with regard to this transaction).

Under U.S. GAAP the acquired assets and assumed liabilities have been consolidated in the Group financial statements at the historical basis of the respective account balances.

Foreign currency translation

(e)Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong, Cayman Islands and Singapore is primarily the United States dollar (“US$”), while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive (loss) income in the statement of comprehensive income.

2.Principal accounting policies (continued)

(e)Foreign currency translation (continued)

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains (losses), net in the consolidated statement of comprehensive income.

Convenience translation

(f)Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 =RMB7.0999 on December 29, 2023 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

(g)Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents.

Restricted cash

(h)Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash is substantially a cash balance on deposit required by its commercial banks, the court, and government department.

Short-term deposits and long-term deposits

(i)Short-term deposits and long-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive income during the years presented.

Long-term deposits of the Group represent time deposits placed with banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the years presented.

Short-term investments

(j)Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

Receivables

(k)Receivables

The Group’s accounts receivable, other receivables, amounts due from related parties, prepayments and other current assets are within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from third-party payment platforms and advertising customers. The activity in the loss allowance for the years ended December 31, 2022 and 2023 is detailed in Note 8, Note 9 and Note 23.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical experience of loss severity and recoveries, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. Other key factors that influence the expected credit loss analysis include credit rating, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

Investments

(l)Investments

Equity Investments Accounted for Using the Equity Method

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment.

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary. The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on an equity method investment is recognized in the consolidated statement of comprehensive income when the decline in value is determined to be other-than-temporary. The Group recognized impairment losses of nil, RMB414 and nil for the years ended December 31, 2021,2022 and 2023, respectively.

Equity Investments without Readily Determinable Fair Values

The Group elected to record equity investments without readily determinable fair values, which are not accounted for using the equity method and do not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investments and, at cost, less impairment, adjusted for subsequent observable price changes, and will report changes in the carrying values of the equity investments in earnings. Changes in the carrying values of the equity investment are made whenever there are impairment or observable price changes in orderly transactions for the identical or similar investment of the same issuer that are known or that can reasonably be known to the Group based on reasonable effort.

For equity investments without readily determinable fair value for which the Group has elected to apply the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date, applying judgment in considering various factors and events including a) adverse performance of investees; b) adverse industry developments affecting investees; and c) adverse regulatory social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss of investments equal to the difference between the carrying value and fair value. The Group recognized impairment losses of nil, RMB55,201 and RMB210,813 for the year ended December 31, 2021, 2022 and 2023, respectively. Refer to Note 10- Investments for further information.

2.Principal accounting policies (continued)

(l)Investments (continued)

Available-for-sale Debt Investments

The Group has classified its investments in debt securities, other than those the held to maturity debt securities, as available-for-sale securities. The Group recorded available-for-sale debt investments at estimated fair values with the aggregate unrealized gains and losses, net of tax, being reflected in “accumulated other comprehensive (loss) income” in the consolidated balance sheets. If the amortized cost basis of an available-for-sale investment exceeds its fair value and if the Group has the intention to sell the investment or it is more likely than not that the Group will be required to sell the investment before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of comprehensive income. If the Group does not have the intention to sell the investment and it is not more likely than not that the Group will be required to sell the investment before recovery of the amortized cost basis and the Group determines that the decline in fair value below the amortized cost basis of an available-for-sale investment is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses along with the impairment loss of investments in the consolidated statements of comprehensive income. The allowance is measured as the amount by which the debt investment’s amortized cost basis exceeds the Group’s best estimate of the present value of cash flows expected to be collected.

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Property and equipment

(m)Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost. Property and equipment mainly consist of servers, computers and equipment, leasehold improvements and others.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-4 years	0%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Office furnitures and others	3-5 years	0%-5%

The Company also has certain construction in progress which represents a building under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive income.

Intangible assets

(n)Intangible assets

Intangible assets mainly consist of copyrights of video content, license, software, domain names, trademarks, platform content and technology. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. As of December 31, 2022 and 2023, there are no indefinite lived intangibles. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Software	1 – 10 years
Domain names	15 years
Trademarks	5-11 years
Platform content	7 years
Technology	4 years

Impairment of goodwill

(o)Impairment of goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized. The Group conducts a goodwill impairment test at the reporting unit level annually in the fourth quarter, or more frequently when events or circumstances occur indicating that the recorded goodwill might be impaired. The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value (determined using the income approach) of each reporting unit with its carrying amount. An impairment charge will recorded for the amount by which the carrying amount of the reporting unit exceeds its fair value up to a maximum amount of the goodwill balance for the reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows. The estimated cash flow projections were based on management’s estimates which include significant judgments and assumptions relating to revenue growth rates, the terminal growth rate, and the discount rate. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

The Group determined there are two reporting units as of December 31, 2023. One reporting unit relates to the live streaming business, and the other reporting unit relates to the recently acquired global mobile application service provider (the only reporting unit with a goodwill balance). RMB34,640 and nil of impairment loss of goodwill was recognized for the years ended December 31, 2022 and 2023, respectively. Refer to Note 11- Goodwill for further information.

Impairment of long-lived assets

(p)Impairment of long-lived assets

For long-lived assets other than investments whose impairment policy is discussed elsewhere in the financial statements, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset grouping may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the asset grouping. Any impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

No impairment of long-lived assets was recognized for the years ended December 31, 2021, 2022 and 2023.

Revenue

(q)Revenue

Under ASC 606, revenue is recognized when a customer obtains control of promised goods (i.e. virtual items) or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations.

The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Live streaming	10,186,204	8,195,907	6,450,782
Advertising and others (i)	1,165,242	1,068,444	543,546
Total	11,351,446	9,264,351	6,994,328
(i)	Advertising and others mainly include advertising, sub-licensing and online games revenues.

Revenue recognition and significant judgments

(i)	Live streaming

The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. It generates revenue primarily from sales of virtual items in the platforms. The Group has a recharge system for users to purchase the Group’s virtual currency, which can then be utilised to purchase virtual items for use on the live streaming platforms. Users can recharge via various online payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable and without expiry. As the virtual currency is often consumed soon after it is purchased based on history of turnover of the virtual currency, the Group considers it does not expect to be entitled to a breakage amount for the virtual currency. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies which recruit and manage broadcasters in accordance with their revenue sharing arrangements.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Revenue recognition and significant judgments (continued)

(i)	Live streaming (continued)

The Group evaluates and determines that it is the principal and views users to be its customers in the revenue generating arrangement and the Group reports live streaming revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid/payable to broadcasters and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.

The Group designs, creates and offers various virtual items for sales to users with pre-determined standalone selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use, while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months at a monthly fee, which provide users with recognized status, such as priority speaking rights or special user symbols over a period of time. Revenue related to each consumable item is recognized as single performance obligation at the point in time when the virtual item is transferred directly to the users and consumed by them, while revenue related to time-based virtual items provided on a subscription basis is recognized ratably over the contract period. The Group does not have any further performance obligations to the user after the virtual items are consumed or after the stated contract period of time for time-based items.

The Group may also enter into contracts that can include various combinations of virtual items, which are generally capable of being distinct and accounted for as separate performance obligations, such as Huya Noble Member Program. Determining whether those virtual items are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The contract of Huya Noble Member Program, which is normally purchased on a monthly basis, includes three major virtual items, a) the noble member status, b) the virtual currency coupons, and c) the right of subsequent renewal at a discounted price, which are considered distinct and accounted for separately under ASC 606. A noble member status itself cannot be purchased on a standalone basis, and it is used for one month but the users can simultaneously purchase multiple months of the package (with effective period of noble member status limited to a maximum of 24 months from date of purchase) at any point in time. The virtual currency coupons, which have the same purchase power as the Group’s virtual currency but with expiry dates, is valid to purchase virtual items for a fixed period. Judgment is required to determine standalone selling price for each distinct performance obligation. The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. For instances where standalone selling price is not directly observable as the Group does not sell the virtual item separately, such as the noble member status and the virtual currency coupons, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. In respect of the right of subsequent renewal at a discounted price, the Group estimates individual user’s times of renewal based on historical data of users’ spending pattern and average times of renewal. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue allocated to noble member status, it’s generally recognized ratably over the contract period as users simultaneously consume and receive a series of services, virtual items and virtual rights. For revenue related to virtual currency coupons provided on a consumption basis, virtual currency coupons used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed above unless otherwise stated. Although the virtual currency coupons have expiry dates, the Group considers the impact of the breakage amount for virtual currency coupons is insignificant as historical data shows that virtual currency coupons are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods reported, therefore, the Group does not expect to be entitled to a breakage amount for the virtual currency coupons. For the right of subsequent renewal at a discounted price, upon each time a subsequent renewal is purchased, the cash received is recorded as deferred revenue and allocated proportionally to the noble member status and virtual currency coupons based on their relative standalone selling price and revenue is then recognized following the revenue recognition method of noble member status and virtual currency coupons as described above.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Revenue recognition and significant judgments (continued)

(ii)	Advertising

The Group generates advertising revenues primarily from sales of various forms of advertising and promotion campaigns, including (i) display advertisements in various areas of our platform, (ii) native advertisements in cooperation with broadcasters, and (iii) game events advertising and campaigns. Advertisements on the Group’s platforms are generally charged on the basis of duration. Advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where the service is transferred to customers, revenues from advertising contracts are recognized ratably over the contract period of display.

The Group enters into advertising contracts directly with advertisers or third-party advertising agencies that represent advertisers. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 3 months. Both third-party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the advertising contracts generally do not include a significant financing component. The primary purpose of the credits terms is to provide customers with simplified and predictable ways of purchasing the Group’s advertising services, not to receive financing from its customers or to provide customers with financing.

The Group provides sales incentives to certain customers in the forms of discounts and rebates based on purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to customers considering the contracted rebate rates and estimated sales volume based on historical experience, and reduce revenues recognized. The Group believes that there will not be significant changes to its estimates of variable consideration.

(iii)	Online games revenues

The Group generates revenues from offering virtual items in online games developed by the Group itself or third parties to game users. The Group has a recharge system for game users to purchase game tokens for use. Game users can recharge via various online payment platforms, including WeChat Pay, AliPay and other payment platforms. Game tokens is non-refundable and without expiry. As the game token is often consumed soon after it is purchased based on history of turnover of the game token, the Group considers it does not expect to be entitled to a breakage amount for the game token.

Majority of online games revenues were derived from the Group’s self-developed games for the years presented.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Revenue recognition and significant judgments (continued)

(iii)	Online games revenues (continued)

With respect to the game operation contracts entered into between the Group and distribution platforms for co-publishing or between the Group and users for self-publishing, the Group owns the games’ copyrights and other intellectual property, and takes primary responsibilities of game development and game operation, including designing, development, and updating of the games including the game content, as well as the pricing of virtual items, providing on-going updates of new contents and bug fixing, determining the distribution platforms and payment channels, and providing customer services. Therefore, the Group considers itself to be the principal in these contracts and views users to be its customers. Revenues derived from self-developed games are recorded on a gross basis, and fees to be shared with distribution platforms and payment handling costs charged by payment platforms are recorded as cost of revenues.

Users play games free of charge and are charged for purchases of virtual items mainly including consumable and perpetual items, which can be utilized to enhance users’ game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games. The Group maintains information on consumption details of in-game virtual items, therefore, the Group recognizes revenues based on item-based model: (1) for consumable items, the revenue is recognized immediately upon consumption as the Group does not have further performance obligations to the user after the virtual items are consumed immediately; (2) for perpetual items, as the Group has responsibilities to ensure the game users can continue to gain access to the games to get the in-game experience and benefit after the sale of the perpetual items and the Group’s service obligations are directly linked to each game user’s engagement, therefore, the revenue from sales of perpetual items is recognized ratably over the user relationship period of a specific game as described below.

The estimated user relationship period is based on data collected from those game users who have purchased game tokens. The Group maintains a system that captures the following information for each game user: (a) the frequency that game users log into each game, and (b) the amount and the timing of when the game users charge his or her game token. The Group estimates the user relationship period for a particular game to be the date a user purchases a game token through the date the Group estimates the game user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game payments of each month are recognized over the user relationship period estimated for that game.

The determination of user relationship period is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a monthly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

2.Principal accounting policies (continued)

(q)Revenue (continued)

(iv)	Sub - licensing

The Group generates licensing revenue primarily from sub-licensing broadcasting rights of e-sports contents, which was purchased from the e-sports contents providers, to other livestreaming platforms. The e-sports contents consist of a series of matches. As the licensed e-sports contents are not available for broadcasting and sub-licensing until the e-sports contents of each match is delivered and produced, the sub-licensing revenue is treated as a point of time type of revenue when the e-sports content of each match was broadcasted and sub-licensed to the other platforms.

Revenues from barter transactions were recognized during the year ended December 31, 2021 and 2022, in which the e-sports contents are sub-licensed to other live streaming platforms. Barter transactions in which e-sports contents are received in exchange for other e-sports contents are recorded based on the fair values of the e-sports contents received under ASC 606. No revenue from barter transaction was recognized during the year ender December 31, 2023.

Contract balances

Contract liabilities primarily consist of deferred revenue for unconsumed virtual items and unamortized revenue from virtual items in the Group’s platforms, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

During the years ended December 31, 2021, 2022 and 2023, the Group recognized revenue amounting to RMB485,878, RMB459,509 and RMB446,881, respectively, that had been included in the corresponding contract liability balance at the beginning of the years.

As of December 31, 2023, the aggregate amount of transaction price allocated to remaining performance obligations was RMB460,121, the Company expects to recognize the remaining performance obligations as revenue as follows. However, the amount and timing of revenue recognition is largely driven by customer usage, which can extend beyond the original contractual term.

	2024	2025 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	412,257	47,864	460,121

Cost of revenues
(r)	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees to broadcasters and content costs, including payments to e-sports content providers and other various content providers, (ii) bandwidth costs, (iii) salaries and welfare, (iv) payment handling costs, (v) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, (vi) share-based compensation, (vii) other taxes and surcharges, and (viii) other costs.

Research and development expenses
(s)	Research and development expenses

Research and development expenses primarily consist of (i) salaries and welfare for research and development personnel, and (ii) share-based compensation for research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company recognizes software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company had not capitalized any costs related to internal use software during the years ended December 31, 2021, 2022 and 2023.

Sales and marketing expenses
(t)	Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) advertising and market promotion expenses, (ii) salaries and welfare for sales and marketing personnel, and (iii) share-based compensation for sales and marketing personnel. The advertising and market promotion expenses amounted to RMB655,957, RMB412,553 and RMB348,235 for the years ended December 31, 2021, 2022 and 2023, respectively.

General and administrative expenses
(u)	General and administrative expenses

General and administrative expenses primarily consist of (i) salaries and welfare for management and administrative personnel, and (ii) share-based compensation for management and administrative personnel.

Employee social security and welfare benefits
(v)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statement of comprehensive income amounted to RMB187,200, RMB227,008 and RMB194,779 for the years ended December 31, 2021, 2022 and 2023, respectively. During the years ended December 31, 2021, 2022 and 2023, headcount reduction initiatives primiraly related to research and development personnel were undertaken as part of the Group’s business optimization plans.These initiatives resulted in one time employee severance programs with corresponding recorded provisions of nil, RMB53,595 and RMB34,000 respectively. The charges are primarily reported within research and development expenses in the accompanying statements of comprehensive income.

Share-based compensation
(w)	Share-based compensation

Share-based compensation expense arises from share-based awards, including share options for the purchase of Huya’s ordinary shares and Huya’s restricted share units, granted by the Group to its management, key employees and non-employees.

Huya’s share options

Prior to the IPO date (Note 1(b)), in determining the fair value of share options granted, the binomial option-pricing model was applied. The determination of the fair value was affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends. Following the listing of the Company, the grant date fair value of share options began to be determined based on the stock price of the Company’s ordinary shares listed on the NYSE minus the respective exercise price.

Share-based compensation expense for share options granted to employees is measured based on their grant-date fair values and recognized over the requisite service period, which is generally the vesting period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for the number of awards so estimated. No performance based awards were granted or recognized as share-based compensation expense for the years ended December 31, 2021, 2022 and 2023.

2.Principal accounting policies (continued)

(w)	Share-based compensation (continued)

Huya’s restricted share units

Share-based awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the graded-vesting method, net of estimated forfeitures, over the requisite service period. Fair value of restricted share units (“RSUs”) is determined with reference to the fair value of the underlying shares. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.

Leases
(x)	Leases

Under ASC 842, the Group determines if an arrangement is or contains a lease at inception. The Company categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow lessee to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. All the leases recognized by the Company were classified as operating leases for the years presented.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments plus any direct costs from executing the leases or lease prepayments reclassified from “Prepayments and other current assets” upon lease commencement. Operating lease expense is recognized on a straight-line basis as cost of sales, sales and marketing expenses, general and administrative expenses and research and development expenses over the term of the lease.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

Government grants
(y)	Government grants

Government grants, which mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development, are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt or when all conditions attached to the grants are fulfilled.

Income taxes
(z)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2.Principal accounting policies (continued)

(z)	Income taxes (continued)

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2021, 2022 and 2023. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

Treasury shares

(aa)Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury shares” on the consolidated balance sheets. At retirement of the treasury share, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital and retained earnings.

Statutory reserves
(bb)	Statutory reserves

The Group’s PRC entities are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as WFOEs have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including a general reserve fund, and a staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the Group’s entities registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

During the years ended December 31, 2021, 2022 and 2023, appropriations to the general reserve and statutory surplus funds amounted to nil, nil and nil, respectively.

Related parties
(cc)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(dd)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2021, 2022 and 2023. On March 19, 2024, the board of directors of the Company has declared a special cash dividend of US$0.66 per ordinary share, or US$0.66 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on May 10, 2024. The total amount of cash to be distributed for the dividend is expected to be approximately US$150 million, which will be funded by the Company’s surplus cash. The payment date for holders of ordinary shares and holders of ADSs is expected to be on or around May 24, 2024.

Income (loss) per share
(ee)	Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options and the vesting of restrict share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income (loss) per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting
(ff)	Segment reporting

The Group’s chief operating decision maker has been identified as its Acting Co-Chief Executive Officers, who review the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Therefore, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns majority of the revenues from external customers attributed to the PRC.

Newly adopted accounting standard updates
(gg)	Newly adopted accounting standard updates

In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments in this update provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The Company adopted this update in the first quarter of 2022 and the adoption did not have a material impact to the Company’s consolidated financial statements.

2.Principal accounting policies (continued)

(gg)	Newly adopted accounting standard updates (continued)

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The ASU is effective for public in fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The Company adopted this guidance prospectively and the adoption of this guidance did not have a material impact on the financial position, results of operations and cash flows.

In November 2021, the FASB issued ASU No.2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Company adopted this guidance prospectively and the adoption of this guidance did not have impact on the financial position, results of operations and cash flows.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for public in fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements. The Company adopted this guidance prospectively and the adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. The ASU is effective for annual periods beginning after December 15, 2023. Early adoption is permitted. The Company adopted this guidance prospectively and the adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements
(hh)	Recently issued accounting pronouncements

In November 2023, the “FASB” issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment's profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment's profit or loss in assessing segment's performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in the Group including the additional required disclosures when adopted. The Group are currently evaluating the provisions of this ASU and expect to adopt them for the year ending December 31, 2024.

In December, 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted.

The Group is currently evaluating the impact of the above new accounting pronouncements or guidances on the consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.